Employees Salary and Related Costs - Schedule of Employees Salary and Related Costs (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Employees Salary and Related Costs [Abstract]
Director fees	RM 407,080	$ 96,636		RM 212,633	$ 47,510
Director salaries	390,000	92,582	246,850	556,692	124,387	427,875	378,000
Admin salaries	1,485,617	352,669	1,026,827	2,261,769	505,367	1,837,873	1,299,412
Technical staff salaries	1,696,953	402,837	1,418,215	3,036,224	678,410	2,462,096	213,130
Total	3,979,650	944,724	2,691,892	6,067,318	1,355,674	4,727,844	1,890,542
Director related expenses	327,795	77,815	137,099	281,941	62,997	181,116	149,742
Admin related expenses	584,928	138,855	653,946	1,250,196	279,342	786,795	390,268
Technical staff related expenses	712,493	169,138	751,407	1,449,449	323,863	1,182,943	1,954,406
Total	RM 1,625,216	$ 385,808	RM 1,542,452	RM 2,981,586	$ 666,202	RM 2,150,854	RM 2,494,416